Consolidated Results of Operations (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Sales and revenues:
Sales of Machinery, Energy & Transportation	$ 52,142		$ 52,694		$ 63,068
Revenues of Financial Products	3,042		2,962		2,807
Total sales and revenues	55,184		55,656		65,875
Operating costs:
Cost of goods sold	39,767		40,727		47,055
Selling, general and administrative expenses	5,697		5,547		5,919
Research and development expenses	2,135		2,046		2,466
Interest expense of Financial Products	624		727		797
Goodwill impairment charge	0		0		580
Other operating (income) expenses	1,633		981		485
Total operating costs	49,856		50,028		57,302
Operating profit	5,328		5,628		8,573
Interest expense excluding Financial Products	484		465		467
Other income (expense)	239		(35)		130
Consolidated profit before taxes	5,083		5,128		8,236
Provision (benefit) for income taxes	1,380		1,319		2,528
Profit of consolidated companies	3,703		3,809		5,708
Equity in profit (loss) of unconsolidated affiliated companies	8		(6)		14
Profit of consolidated and affiliated companies	3,711		3,803		5,722
Less: Profit (loss) attributable to noncontrolling interests	16		14		41
Profit	$ 3,695	[1]	$ 3,789	[1]	$ 5,681	[1]
Profit per common share (in dollars per share)	$ 5.99		$ 5.87		$ 8.71
Profit per common share - diluted (in dollars per share)	$ 5.88	[2]	$ 5.75	[2]	$ 8.48	[2]
Weighted-average common shares outstanding (millions)
Basic (in shares)	617.2		645.2		652.6
Diluted (in shares)	628.9	[2]	658.6	[2]	669.6	[2]
Cash dividends declared per common share (in dollars per share)	$ 2.70		$ 2.32		$ 2.02

[1]	1 Profit attributable to common stockholders.
[2]	2 Diluted by assumed exercise of stock-based compensation awards, using the treasury stock method.